Company information and operations - Additional Information (Details) $ / shares in Units, $ in Millions				3 Months Ended		12 Months Ended
	Aug. 25, 2021 USD ($) $ / shares shares	Jul. 27, 2021 USD ($) $ / shares shares	Jun. 30, 2021	Jun. 30, 2023 shares	Mar. 31, 2022 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2023 SFr / shares shares	Dec. 31, 2021 shares	Aug. 25, 2021 SFr / shares shares	Jul. 27, 2021 SFr / shares shares	Dec. 31, 2020 shares
Disclosure Of Company Information And Operations [Line Items]
Share split ratio			0.05
Issued capital
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)						76,898,164	66,398,164	76,898,164	63,857,604			47,955,700
Number of shares outstanding (in shares)						65,230,559	64,231,220	65,230,559
Issuance of shares to be held as treasury shares (in shares)				10,500,000	2,540,560	10,500,000	2,540,560
Treasury shares
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)						11,667,605	2,166,944	11,667,605	0			0
Issuance of shares to be held as treasury shares (in shares)						10,500,000	2,540,560
Ordinary Shares
Disclosure Of Company Information And Operations [Line Items]
Shares issued, par value (in dollars per share) | (per share)						$ 0.05		SFr 0.05
Ordinary Shares | Initial Public Offering
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)		13,000,000									13,000,000
Shares price per share (in dollars per share) | $ / shares		$ 18.00
Shares issued, par value (in dollars per share) | (per share)		$ 0.05									SFr 0.05
Net proceeds from IPO | $		$ 211.7
Preferred shares were converted into ordinary shares (in shares)		24,561,200									24,561,200
Preferred stock conversion ratio	1									1
Ordinary Shares | Private Placement
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)		1,111,111									1,111,111
Shares price per share (in dollars per share) | $ / shares		$ 18.00
Shares issued, par value (in dollars per share) | (per share)		$ 0.05									SFr 0.05
Net proceeds from IPO | $		$ 19.6
Ordinary Shares | Underwriters
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)	519,493									519,493
Shares price per share (in dollars per share) | $ / shares	$ 18.00
Shares issued, par value (in dollars per share) | (per share)	$ 0.05									SFr 0.05
Net proceeds from issuance | $	$ 8.5